American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF (AVMU)
November 30, 2024

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.5%
Alabama — 1.1%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	200,000	221,127
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	152,891
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	274,916
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	707,914
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	300,975
		1,657,823
Arizona — 0.4%
Phoenix GO, 5.00%, 7/1/25	85,000	86,008
Pima County Sewer System Rev., 5.00%, 7/1/25(1)	5,000	5,056
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	64,058
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	74,135
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	41,363
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	204,842
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	68,380
		543,842
California — 10.1%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	444,115
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	511,473
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	168,553
California State Public Works Board Rev., (State of California), 5.00%, 5/1/25	40,000	40,363
California State Public Works Board Rev., (State of California), 5.00%, 9/1/27	75,000	75,111
California State Public Works Board Rev., (State of California), 5.00%, 5/1/28	170,000	171,280
California State Public Works Board Rev., (State of California), 5.00%, 9/1/32	100,000	100,147
California State University Rev., 5.00%, 11/1/36	200,000	205,605
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	40,000	40,614
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	76,151
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	46,472
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	136,411
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	62,572
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	301,019
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	110,662
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/39	650,000	650,000
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	210,398
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	300,660
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	219,344
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	76,979
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	71,084
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/40	75,000	82,879
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	142,524
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	43,623
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	71,994
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	226,989
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	128,776
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	186,926
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	228,662
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	100,000	101,337
Peralta Community College District GO, 4.00%, 8/1/39	85,000	85,030

Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	50,667
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	679,432
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	54,423
San Dieguito Union High School District GO, 4.00%, 2/1/40	2,150,000	2,154,044
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	125,387
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	251,389
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,017
Santa County Clara GO, 3.50%, 8/1/38	175,000	170,128
Santa County Clara GO, 3.25%, 8/1/39	50,000	48,932
State of California GO, 5.00%, 8/1/27	200,000	202,557
State of California GO, 5.00%, 9/1/28	400,000	405,513
State of California GO, 5.00%, 8/1/29	110,000	113,800
State of California GO, 3.00%, 9/1/29	260,000	259,670
State of California GO, 5.00%, 9/1/31	50,000	51,749
State of California GO, 5.00%, 3/1/32	375,000	376,361
State of California GO, 4.00%, 9/1/32	110,000	111,733
State of California GO, 4.00%, 9/1/33	60,000	60,806
State of California GO, 4.00%, 9/1/33	300,000	304,031
State of California GO, 4.00%, 9/1/33	455,000	461,114
State of California GO, 5.00%, 8/1/34	435,000	438,071
State of California GO, 4.00%, 10/1/34	40,000	41,738
State of California GO, 3.00%, 10/1/35	300,000	296,497
State of California GO, 4.00%, 10/1/35	200,000	211,120
State of California GO, 4.00%, 3/1/36	145,000	151,496
State of California GO, 4.00%, 10/1/36	50,000	51,785
State of California GO, 4.00%, 11/1/36	50,000	52,414
State of California GO, 4.00%, 8/1/37	100,000	101,689
State of California GO, 5.00%, 10/1/37	300,000	300,031
State of California GO, 4.00%, 10/1/39	200,000	206,651
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	135,000
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	506,253
University of California Rev., 5.00%, 5/15/29	35,000	35,332
University of California Rev., 5.00%, 5/15/36	65,000	68,070
University of California Rev., 5.00%, 5/15/38	30,000	33,281
University of California Rev., 4.00%, 5/15/40	310,000	319,524
University of California Rev., 5.00%, 5/15/40	450,000	453,052
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	291,821
		14,903,331
Colorado — 1.3%
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(2)	80,000	66,301
Regional Transportation District COP, 4.00%, 6/1/40	140,000	140,097
State of Colorado COP, 5.00%, 12/15/32	50,000	55,575
State of Colorado COP, 4.00%, 12/15/35	50,000	51,735
State of Colorado COP, 4.00%, 12/15/37	40,000	41,009
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,518,576
University of Colorado Rev., 4.00%, 6/1/43	80,000	80,054
		1,953,347
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	275,323
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	406,702
State of Connecticut GO, 5.00%, 11/15/31	30,000	30,534
State of Connecticut GO, 5.00%, 10/15/34	50,000	51,666
State of Connecticut GO, 4.00%, 1/15/37	75,000	78,380
State of Connecticut GO, 4.00%, 1/15/38	170,000	176,746
State of Connecticut GO, 4.00%, 4/15/38	225,000	228,427

State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	56,892
State of Connecticut, Special Tax Rev., 5.00%, 9/1/29	40,000	41,363
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	101,278
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	64,302
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	690,695
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	81,672
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	72,073
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	68,366
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	511,194
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	230,173
University of Connecticut Rev., 4.00%, 4/15/38	95,000	96,739
		3,262,525
District of Columbia — 3.4%
District of Columbia GO, 5.00%, 6/1/35	265,000	277,175
District of Columbia GO, 5.00%, 6/1/36	100,000	104,458
District of Columbia GO, 4.00%, 6/1/37	100,000	101,613
District of Columbia GO, 5.00%, 6/1/37	100,000	104,210
District of Columbia Rev., 5.00%, 3/1/40	20,000	21,639
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	464,413
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	368,780
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	108,921
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/40	1,315,000	1,327,326
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	208,722
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	119,989
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	92,937
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	495,990
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	169,444
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	396,954
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	605,702
		4,968,273
Florida — 8.0%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	700,004
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	486,571
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	109,864
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,904
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	57,097
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	150,814
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	65,321
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	251,730
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	135,410
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	165,338
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/30	310,000	319,783
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	275,593
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	57,684
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	105,992
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	304,268
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,844,573
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,008
Miami-Dade County GO, 5.00%, 7/1/38	100,000	102,471
Miami-Dade County GO, 4.00%, 7/1/42	500,000	500,455
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	139,498
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/40	705,000	709,256
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	200,000	200,909

Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,171
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	296,656
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	939,873
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	510,304
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	142,412
Orange County Convention Center Rev., 4.00%, 10/1/36	50,000	50,107
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	115,266
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	150,372
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	139,498
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	111,193
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,649
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	60,172
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	81,646
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	61,269
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	60,438
School Board of Miami-Dade County COP, 5.00%, 5/1/32	190,000	191,294
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	650,419
		11,775,282
Georgia — 2.3%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	1,150,000	1,157,041
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	77,833
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	134,820
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	209,531
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	43,091
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	243,132
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	258,436
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	110,677
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	51,421
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	240,504
State of Georgia GO, 4.00%, 7/1/36	855,000	879,876
		3,406,362
Hawaii — 0.3%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	78,905
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	160,726
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	45,218
State of Hawaii GO, 5.00%, 10/1/30	60,000	63,523
State of Hawaii GO, 5.00%, 1/1/36	35,000	36,949
State of Hawaii GO, 5.00%, 1/1/38	75,000	78,943
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	38,600
		502,864
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	163,521
Idaho Housing & Finance Association Rev., 4.00%, 7/15/39	40,000	40,643
		204,164
Illinois — 7.4%
Chicago GO, 5.00%, 1/1/34	65,000	69,259
Chicago GO, 5.00%, 1/1/34	200,000	211,464
Chicago GO, 4.00%, 1/1/36	145,000	145,399
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	45,058
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	100,000	100,130
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	25,376
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	170,000	170,221
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	25,316
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	92,890
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	116,431

Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	101,198
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	164,809
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	303,085
Chicago Waterworks Rev., 5.00%, 11/1/39	945,000	945,942
City of Chicago GO, 5.00%, 1/1/33	375,000	398,102
Cook County GO, 5.00%, 11/15/25	55,000	55,953
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	1,010,720
Cook County Sales Tax Rev., 4.00%, 11/15/40	285,000	286,930
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	100,778
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	135,056
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	119,369
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	100,000	103,684
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	229,403
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	91,408
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	151,796
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	252,744
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	141,426
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	510,000	510,514
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/25	100,000	100,140
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	656,002
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	136,672
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	76,318
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	135,663
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	208,197
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	230,000	229,279
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	566,577
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	245,571
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	209,187
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	100,010
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	57,361
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/28	190,000	201,677
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	160,903
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	357,519
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	230,139
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	20,040
State of Illinois GO, 5.00%, 5/1/25	150,000	150,283
State of Illinois GO, 5.00%, 7/1/25	135,000	136,363
State of Illinois GO, 5.00%, 12/1/25	115,000	117,128
State of Illinois GO, 5.00%, 2/1/26	40,000	40,863
State of Illinois GO, 5.00%, 2/1/27	200,000	200,365
State of Illinois GO, 5.00%, 3/1/27	100,000	104,168
State of Illinois GO, 5.00%, 10/1/31	100,000	109,166
State of Illinois GO, 5.00%, 3/1/34	40,000	43,682
State of Illinois GO, 5.00%, 5/1/35	35,000	35,066
State of Illinois GO, 5.00%, 5/1/39	150,000	150,283
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,022
		10,898,105
Indiana — 0.4%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	404,119
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	51,401
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	200,580
		656,100

Kansas — 0.9%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,316,421
Kentucky — 0.1%
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/25	125,000	126,418
Louisiana — 0.8%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	85,000	85,258
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	586,907
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	120,217
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	125,131
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	150,937
State of Louisiana GO, 5.00%, 8/1/27	75,000	77,632
		1,146,082
Maryland — 0.5%
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	63,492
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	702,019
		765,511
Massachusetts — 2.4%
Massachusetts GO, 5.00%, 2/1/35	50,000	52,087
Massachusetts GO, 3.00%, 7/1/35	100,000	96,300
Massachusetts GO, 5.00%, 9/1/37	50,000	53,416
Massachusetts GO, 4.00%, 12/1/39	50,000	50,162
Massachusetts GO, 4.00%, 11/1/40	275,000	279,276
Massachusetts GO, 5.00%, 11/1/41	55,000	57,366
Massachusetts GO, 4.00%, 4/1/42	645,000	645,203
Massachusetts GO, 5.00%, 11/1/45	75,000	80,667
Massachusetts GO, 5.00%, 11/1/50	75,000	79,836
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(2)	500,000	402,838
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/40	1,000,000	1,007,917
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	226,521
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	150,569
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	94,693
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	60,661
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	151,636
		3,489,148
Michigan — 2.8%
Michigan Finance Authority Rev., (City of Detroit MI Income Tax Rev.), 4.50%, 10/1/29	170,000	170,261
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,159
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/30	30,000	30,470
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/32	450,000	456,752
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	952,701
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	77,925
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	516,964
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	102,441
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	963,844
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	478,866
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	202,123
		4,117,506
Minnesota — 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	104,113
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,251,455

Missouri — 0.2%
Missouri Joint Municipal Electric Utility Commission Rev., (Missouri Joint Municipal Electric Utility Commission Prairie State Project Rev.), 5.00%, 12/1/40	275,000	279,919
Nebraska — 0.2%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	296,196
Nevada — 1.1%
Clark County GO, 5.00%, 6/1/43	180,000	188,761
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	59,685
Clark County School District GO, 5.00%, 6/15/25	115,000	116,082
Clark County School District GO, 5.00%, 6/15/27	265,000	269,984
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/43	500,000	522,549
Las Vegas Valley Water District GO, 4.00%, 6/1/39	200,000	200,000
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	46,513
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	51,591
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	110,028
		1,565,193
New Jersey — 2.3%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	100,912
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/51	150,000	150,088
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,245
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	51,753
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	250,000	252,339
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,455
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,118
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/34	30,000	32,374
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	667,595
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	315,000	316,822
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,240
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	143,708
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	37,189
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/30	100,000	110,761
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	886,090
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	97,017
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	200,958
State of New Jersey GO, 4.00%, 6/1/30	100,000	106,349
		3,361,013
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	50,794
New York — 18.8%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,668
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 9/15/25, Prerefunded at 100% of Par(1)	65,000	66,130
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	51,242
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	30,380
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	156,080
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	53,164
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	65,000	67,033
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	85,446
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	219,272
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	60,000	63,460
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	100,000	101,087
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	400,000	433,454
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/47	170,000	168,238
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	157,159
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/38	140,000	151,523

Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,390,000	1,423,795
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	75,536
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	35,000	37,631
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/41	110,000	117,998
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	75,000	75,107
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	900,000	908,877
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	103,764
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	165,638
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	611,646
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	58,928
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	106,200
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	169,062
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	202,758
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	112,010
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	210,755
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	373,615
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	40,245
Metropolitan Transportation Authority Rev., 5.00%, 11/15/37	40,000	40,234
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AGM)	220,000	221,017
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	101,149
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	98,772
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/35	510,000	529,229
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	25,965
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/42	810,000	833,939
New York GO, 4.00%, 8/1/35	25,000	25,224
New York GO, 4.00%, 8/1/35	250,000	251,578
New York GO, 5.00%, 10/1/36	20,000	21,724
New York City GO, 5.25%, 10/1/30	50,000	53,313
New York City GO, 5.00%, 8/1/37	105,000	107,907
New York City GO, 4.00%, 8/1/39	360,000	361,195
New York City GO, 4.00%, 8/1/40	650,000	660,044
New York City GO, 4.00%, 8/1/41	400,000	405,484
New York City GO, 5.00%, 12/1/41	80,000	82,211
New York City GO, 5.00%, 9/1/42	185,000	204,908
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	99,500
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	335,287
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	161,868
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	135,148
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	636,674
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	75,399
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	75,733
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,310,812
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,168
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	425,860
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	1,064,551
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	75,869
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,769
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	103,094
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	290,455
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,423,417
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	400,547
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	500,141

New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	104,795
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	541,534
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/32	420,000	420,769
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	43,133
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	108,386
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	77,336
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	145,000	149,892
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	66,699
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	203,986
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	145,000	148,293
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/40	560,000	583,748
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	101,638
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	134,490
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	530,000	480,966
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	102,392
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/42	550,000	615,957
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	160,000	160,979
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	250,000	251,675
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	200,000	200,204
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/47	225,000	223,696
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	61,909
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	165,000	166,961
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	52,960
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	111,167
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	235,000	237,091
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	74,471
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	100,131
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	102,528
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	101,943
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,576
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	705,725
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	103,259
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	133,736
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	225,000	225,459
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	450,842
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/35	70,000	70,980
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	103,471
Port Authority of New York & New Jersey Rev., 5.00%, 5/1/40	45,000	45,251
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	1,016,342
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	63,092
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	157,473
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	109,884
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	99,320
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	208,295
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	52,014
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	101,987
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	83,495
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	86,545
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	85,000	87,251
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	50,797
		27,642,609
North Carolina — 0.4%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/25	180,000	180,259
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	50,906
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(2)	500,000	263,442

State of North Carolina Rev., 5.00%, 3/1/33	115,000	123,940
		618,547
Ohio — 2.0%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/36	175,000	180,417
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/37	435,000	443,665
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/38	50,000	50,839
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	98,322
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	108,589
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	332,022
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	33,834
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	105,170
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	202,874
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	511,426
Ohio State University Rev., 4.00%, 12/1/43	700,000	710,242
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	81,791
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	109,323
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	50,057
		3,018,571
Oklahoma — 0.5%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	84,128
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	252,280
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	382,297
		718,705
Oregon — 0.2%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	88,282
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	176,138
		264,420
Pennsylvania — 5.6%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	211,500
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	769,079
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/31	100,000	106,859
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	186,690
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	302,351
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/43	100,000	103,628
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	277,193
Pennsylvania COP, 5.00%, 7/1/43	100,000	103,634
Pennsylvania COP, 4.00%, 7/1/46	850,000	839,143
Pennsylvania GO, 4.00%, 9/15/32	330,000	334,946
Pennsylvania GO, 4.00%, 5/1/33	220,000	230,663
Pennsylvania GO, 4.00%, 3/15/34	50,000	50,088
Pennsylvania GO, 3.00%, 9/15/36	80,000	74,841
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	1,007,355
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	211,683
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/35	105,000	105,356
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,698,346
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	30,671
Philadelphia GO, 4.00%, 8/1/35	570,000	571,911
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	167,299
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AGM)	100,000	105,449
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	715,955
		8,204,640

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,017,197
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	209,903
		1,227,100
South Carolina — 0.8%
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	150,000	150,048
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	123,200
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	455,748
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,567
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	102,890
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	41,475
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	60,232
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	239,081
		1,198,241
Texas — 14.1%
Bexar County GO, 4.00%, 6/15/41	75,000	75,146
Bexar County GO, 5.00%, 6/15/42	400,000	414,347
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	478,806
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	31,477
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	97,089
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	843,024
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	261,087
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	55,192
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	71,750
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	332,785
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	537,125
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	81,175
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	195,274
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	100,127
El Paso GO, 4.00%, 8/15/41	50,000	50,016
El Paso GO, 4.00%, 8/15/47	675,000	664,252
El Paso GO, 4.00%, 8/15/47	735,000	723,296
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	885,000	884,999
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	405,474
Hidalgo County GO, 4.00%, 8/15/43	500,000	500,114
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	56,299
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,035,000	1,040,310
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	65,082
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	66,260
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	50,997
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	30,186
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	35,000	35,016
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	400,000	416,266
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	497,163
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	84,529
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	134,330
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	237,542
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,075,000	1,084,966
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,812,361
San Jacinto Community College District GO, 4.00%, 2/15/41	2,900,000	2,899,948
State of Texas GO, 5.00%, 10/1/28	40,000	40,601
State of Texas GO, 5.00%, 10/1/30	55,000	57,996
State of Texas GO, 5.00%, 10/1/33	100,000	104,903
Texas A&M University Rev., 5.00%, 5/15/25	295,000	297,639
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	45,754

Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	105,340
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	540,000	549,310
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/35	125,000	127,981
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 4/15/38	220,000	222,556
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	410,517
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	302,962
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/40	500,000	500,255
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	75,863
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	650,000	652,098
		20,807,585
Utah — 0.6%
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	154,354
Utah Transit Authority Rev., 5.00%, 6/15/25	35,000	35,385
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	606,659
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	44,986
		841,384
Vermont — 0.2%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	245,000	245,402
Virginia — 1.1%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/30	75,000	80,104
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	73,236
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	77,278
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	52,992
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,435
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	1,160,000	1,154,009
		1,588,054
Washington — 3.9%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	55,772
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	153,753
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Rev.), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	51,026
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	50,461
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	134,800
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,122,525
King County Sewer Rev., 4.00%, 7/1/31	125,000	126,692
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	650,890
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	1,010,462
Snohomish County Public Utility District No. 1 Electric System Rev., 5.00%, 12/1/40	200,000	202,724
State of Washington GO, 5.00%, 8/1/28	50,000	51,710
State of Washington GO, 5.00%, 7/1/29	250,000	255,423
State of Washington GO, 5.00%, 8/1/32	40,000	40,434
State of Washington GO, 5.00%, 8/1/32	255,000	267,956
State of Washington GO, 5.00%, 8/1/34	145,000	146,572
State of Washington GO, 5.00%, 8/1/36	55,000	56,430
State of Washington GO, 5.00%, 2/1/40	40,000	43,260
State of Washington GO, 5.00%, 2/1/40	100,000	103,226
State of Washington GO, 5.00%, 8/1/40	265,000	285,346
University of Washington Rev., 4.00%, 6/1/37	10,000	10,027
University of Washington Rev., 4.00%, 12/1/41	875,000	877,916
		5,697,405
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	73,181
State of West Virginia GO, 4.00%, 12/1/42	210,000	210,425
		283,606

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	138,323
TOTAL MUNICIPAL SECURITIES (Cost $144,023,914)		145,096,379
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $85,527)	85,519	85,527
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $144,109,441)		145,181,906
OTHER ASSETS AND LIABILITIES — 1.5%		2,155,213
TOTAL NET ASSETS — 100.0%		$147,337,119

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$145,096,379	—
Short-Term Investments	$85,527	—	—
	$85,527	$145,096,379	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.